Document and Entity Information	Nov. 02, 2026
Entity Listings [Line Items]
Document Type	8-K
Document Period End Date	Nov. 02, 2026
Entity Registrant Name	AH REALTY TRUST, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-35908
Entity Tax Identification Number	46-1214914
Entity Address, Address Line One	4605 Columbus St.
Entity Address, City or Town	Virginia Beach
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23462
City Area Code	757
Local Phone Number	366-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001569187
Common stock
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	AHRT
Security Exchange Name	NYSE
Redeemable convertible preferred stock
Entity Listings [Line Items]
Title of 12(b) Security	6.75% Series A Cumulative Redeemable Perpetual Preferred Stock, $0.01 par value per share
Trading Symbol	AHRT-PA
Security Exchange Name	NYSE